SHARE CAPITAL (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Jun. 30, 2015	May 27, 2015	Apr. 21, 2015	Mar. 31, 2017	Mar. 31, 2016	Apr. 21, 2016
Stock Issued During Period, Value, Stock Options Exercised				$ 18,166
Stock Issued During Period, Value, Issued for Services					$ 169,700
Class of Warrant or Right, Outstanding				17,638,243
Stock Issued During Period, Value, Warrants Exercised				$ 40,195
Interactive Motion Technologies, Inc. [Member]
Business Acquisition, Percentage of Voting Interests Acquired						100.00%
Issue for Services One [Member]
Stock Issued During Period, Shares, Issued for Services				70,000
Stock Issued During Period, Value, Issued for Services				$ 59,500
Issue for Services Two [Member]
Stock Issued During Period, Shares, Issued for Services				60,000
Stock Issued During Period, Value, Issued for Services				$ 36,000
Issue for Services Three [Member]
Stock Issued During Period, Shares, Issued for Services				87,047
Stock Issued During Period, Value, Issued for Services				$ 62,288
Service Agreements [Member]
Stock Issued During Period, Shares, Issued for Services					53,223
Investor Relation And Consultine Services [Member]
Stock Issued During Period, Shares, Issued for Services					134,248
Stock Issued During Period, Value, Issued for Services					$ 75,600
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.80
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants				51,249
Number Of Warrants Exercised				262,045
Common Stock, Capital Shares Reserved for Future Issuance						23,650,000
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				110,096
Stock Issued During Period, Value, Stock Options Exercised				$ 110
Stock Issued During Period, Shares, Issued for Services					117,471
Stock Issued During Period, Value, Issued for Services					$ 117
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.80
Stock Issued During Period, Shares, Upon Cashless Exercise Of Warrants				51,249	45,508
Number Of Warrants Exercised					148,787
Stock Issued During Period, Shares, Warrants Exercised				174,759
Stock Issued During Period, Value, Warrants Exercised				$ 175
Conversion of Stock, Shares Converted				2,090,664
Fourth Closing [Member]
Payments of Stock Issuance Costs			$ 338,960
Stock Units Issued During Period			3,115,000
Proceeds From Issuance of Stock Units			$ 2,492,000
Stock Units Description			Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period			4 years
Class of Warrant or Right, Outstanding			311,500
Warrants Exercisable Price Per Warrants			$ 0.80
Fifth Closing [Member]
Payments of Stock Issuance Costs		$ 147,566
Stock Units Issued During Period		1,418,750
Proceeds From Issuance of Stock Units		$ 1,135,000
Stock Units Description		Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period		4 years
Class of Warrant or Right, Outstanding		141,875
Warrants Exercisable Price Per Warrants		$ 0.80
Sixth Closing [Member]
Payments of Stock Issuance Costs	$ 211,656
Stock Units Issued During Period	2,035,000
Proceeds From Issuance of Stock Units	$ 1,628,000
Stock Units Description	Each Unit consisted of one common share of the Company, and a warrant to purchase one common share of the Company at an exercise price of $1.40 per share exercisable for 4 years.
Warrants Exercisable Period	4 years
Class of Warrant or Right, Outstanding	203,500
Warrants Exercisable Price Per Warrants	$ 0.80